Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS
19.	COMMITMENTS

The Company is committed to payments for office leases premises through 2027 in the total amount of approximately $858,500 based on the Company’s current share of rent paid. Payments by fiscal year are:

2026	$606,100
2027	252,400